Income tax expense - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 HKD ($)	Sep. 30, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%	16.50%	15.80%
Tax losses	$ 479,926	$ 339,389
Profit tax rate threshold, minimum				$ 2,000,000
Profit tax rate threshold, minimum, percentage	8.25%
Profit tax rate threshold, maximum				$ 2,000,000
Profit tax rate threshold, maximum, percentage	16.50%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 251,566	40,544
Tax loss carryforwards as of December 31	2,202,008	1,553,313
Disposal groups classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards as of December 31	117,229
SWEDEN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,605,529	1,113,842			$ 30,418
CHINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 585,299	$ 430,035